Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss) from operations	$ (22,108)	$ 27,391
Items not affecting cash:
Depletion, depreciation and amortization	46,074	41,916
Share-based compensation	1,059	668
Impairment charge	35,000
Loss on disposals and write-offs	2,388	1,571
Change in supplies inventory reserve	2,291	176
Interest expense and other finance costs	3,652	4,592
Current income tax expense	27,543	20,535
Deferred income taxes expense (recovery)	(2,440)	2,051
Unrealized foreign currency exchange gain	(507)	(1,143)
Other non-cash items	453
Operating cash flows before movements in working capital	93,405	97,757
Net changes in non-cash working capital items	11,671	(16,991)
Decomissioning liabilities settled	(799)	(405)
Income tax paid	(32,032)	(13,380)
Cash generated from operating activities	72,245	66,981
Cash flows used in investing activities
Capital expenditures	(71,772)	(35,972)
Proceeds from sale of property, plant and equipment	0	901
Proceeds from insurance claim	0	822
Cash used in investing activities	(71,772)	(34,249)
Cash flows used in financing activities
Repayment of BCP loan	(18,750)	0
Loan interest paid	(3,209)	(4,066)
Repayment of lease liabilities	(946)
Dividends paid to non-controlling interest	(9,080)
Dividends paid to shareholders	(4,903)
Cash used in financing activities	(36,888)	(4,066)
Effect of foreign exchange rate changes on cash and cash equivalents	(129)	(173)
Increase (decrease) in cash and cash equivalents	(36,544)	28,493
Cash and cash equivalents, beginning of period	71,473	42,980
Cash and cash equivalents, end of period	$ 34,929	$ 71,473